Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company previously reported its financial results in three reportable segments: web presence, email marketing, and domain. In conjunction with the process of simplifying the organization, the Company modified its internal reporting structure to reflect certain changes in its structure and leadership, and also changed the name of the email marketing segment to the "digital marketing" segment. This resulted in consolidation of the former domain segment into the web presence segment. Beginning with the three months ended March 31, 2020, the Company reports its financial results in two segments - web presence (including the former domain segment) and digital marketing, as follows:
Web Presence. The web presence segment consists primarily of the Company's web hosting brands, including Bluehost and HostGator, as well as its domain-focused brands such as Domain.com, ResellerClub and LogicBoxes. This segment includes web hosting, website security, website design tools and services, e-commerce products, domain names and domain privacy. It also includes the sale of domain management services to resellers and end users, as well as premium domain names, and generates advertising revenue from domain name parking.

Digital Marketing. The digital marketing segment consists of Constant Contact email marketing tools and related products. This segment also generates revenue from sales of the Company's Constant Contact-branded website builder tool and Ecomdash inventory management and marketplace listing solution, which was acquired in the third quarter of 2019. For most of 2019, the digital marketing segment also included the SinglePlatform digital storefront business, which was sold on December 5, 2019.
The Company measures profitability of these segments based on revenue, gross profit, and adjusted EBITDA. The Company's segments share certain resources, primarily related to sales and marketing, engineering and development, and general and administrative functions. Management allocates these costs to each respective segment based on a consistently applied methodology, primarily based on a percentage of revenue.
The CODM does not use asset information to allocate resources or make operating decisions.
The accounting policies of each segment are the same as those described in the summary of significant accounting policies. Refer to Note 2, Summary of Significant Accounting Policies, for further details. The following tables contain financial information for each reportable segment for the years ended December 31, 2017, 2018 and 2019:

	Year Ended December 31, 2017
	Web presence	Digital marketing	Total
	(in thousands)
Revenue	$775,617	$401,250	$1,176,867
Gross profit	317,996	254,941	572,937

Net loss	$(89,169)	$(10,615)	$(99,784)
Interest expense, net(1)	69,492	86,914	156,406
Income tax expense (benefit)	(22,433)	5,152	(17,281)
Depreciation	41,273	13,912	55,185
Amortization of other intangible assets	65,887	74,467	140,354
Stock-based compensation	53,067	6,934	60,001
Restructuring expenses	10,229	5,581	15,810
Transaction expenses and charges	—	773	773
Gain of unconsolidated entities(2)	(110)	—	(110)
Impairment of goodwill and other long-lived assets(3)	31,460	—	31,460
SEC investigations reserve	5,249	2,751	8,000
Shareholder litigations reserve	—	—	—
Adjusted EBITDA	$164,945	$185,869	$350,814

	Year Ended December 31, 2018
	Web presence	Digital marketing	Total
	(in thousands)
Revenue	$735,239	$410,052	$1,145,291
Gross profit	336,531	288,023	624,554

Net (loss) income	$(34,094)	$38,628	$4,534
Interest expense, net(1)	80,074	68,317	148,391
Income tax (benefit) expense	(6,361)	115	(6,246)
Depreciation	36,710	11,497	48,207
Amortization of other intangible assets	50,048	53,100	103,148
Stock-based compensation	19,426	9,638	29,064
Restructuring expenses	2,779	589	3,368
Transaction expenses and charges	—	—	—
Loss of unconsolidated entities(2)	267	—	267
Impairment of goodwill and other long-lived assets(3)	—	—	—
SEC investigations reserve	—	—	—
Shareholder litigation reserve	5,825	1,500	7,325
Adjusted EBITDA	$154,674	$183,384	$338,058

	Year Ended December 31, 2019
	Web presence	Digital marketing	Total
	(in thousands)
Revenue	$702,606	$410,672	$1,113,278
Gross profit	307,914	295,068	602,982

Net (loss) income	$(79,759)	$67,412	$(12,347)
Interest expense, net(1)	70,628	72,826	143,454
Income tax expense	11,279	6,600	17,879
Depreciation	35,924	9,027	44,951
Amortization of other intangible assets	39,307	45,876	85,183
Stock-based compensation	23,385	12,307	35,692
Restructuring expenses	785	1,207	1,992
Transaction expenses and charges	—	—	—
Gain on sale of business	—	(40,700)	(40,700)
Gain of unconsolidated entities(2)	—	—	—
Impairment of goodwill and other long-lived assets(3)	37,540	—	37,540
SEC investigations reserve	—	—	—
Shareholder litigation reserve	—	—	—
Adjusted EBITDA	$139,089	$174,555	$313,644

(1)
Interest expense includes impact of amortization of deferred financing costs, original issue discounts and interest income. For the years ended December 31, 2017 and 2018, it also includes $6.5 million and $1.2 million, respectively, of deferred financing costs and OID immediately expensed upon the 2017 and 2018 term loan refinancings.

(2)	The (gain) loss of unconsolidated entities is reported on a net basis for the years ended December 31, 2017 and 2018.

(3)
The impairment of goodwill and other long-lived assets for the year ended December 31, 2017 includes $13.8 million related to certain domain name intangible assets, $0.6 million to write off a debt investment in a privately held entity, $12.1 million related to impairment of goodwill associated with the web presence segment, and $4.9 million related to developed technology and customer relationships associated with the Directi acquisition. The impairment of goodwill and other long-lived assets for the year ended

December 31, 2019 includes $12.3 million of goodwill impairment relating to two non-strategic reporting units in the web presence segment and $25.2 million related to premium domain name intangible assets acquired in 2014, which was recorded in cost of revenue in the consolidated statements of comprehensive income (loss).
Geographic and Other Information
Revenue, classified by the major geographic areas in which the Company's customers are located, was as follows:

	Year Ended December 31,
	2017	2018	2019
	(in thousands)
United States	$845,305	$833,864	$812,870
International	331,562	311,427	300,408
Total	$1,176,867	$1,145,291	$1,113,278

The following table presents the amount of tangible long-lived assets by geographic area:

	Year Ended December 31,
	2018	2019
	(in thousands)
United States	$87,301	$80,967
International	4,974	4,958
Total	$92,275	$85,925

The Company’s revenue is generated primarily from products and services delivered on a subscription basis, which include web hosting, domains, website builders, search engine marketing, email marketing and other similar services. The Company also generates non-subscription revenue through domain monetization and marketing development funds. Non-subscription revenue decreased from $39.4 million, or 3% of total revenue, for the year ended December 31, 2017 to $35.1 million, or 3% of total revenue, for the year ended December 31, 2018, and decreased to $31.5 million, or 3% of total revenue for the year ended December 31, 2019. Substantially all of the Company's non-subscription revenue is included in its web presence segment.
No individual international country represented more than 10% of total revenue in any period presented. Furthermore, substantially all of the Company's tangible long-lived assets are located in the United States.